CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,097,167)	$ (956,464)	$ (1,454,614)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	521,939	579,847	618,530
Amortization of deferred financing costs and original issue premiums	17,056	16,276	17,646
(Payment for) interest accretion on finance lease liabilities	(16,843)	17,218	30,952
Net loss on disposal of property and equipment	476	807	987
Impairment loss recognized on property and equipment	3,595	3,643	8,127
Impairment loss recognized on assets held for sale	6,794	0	0
Impairment loss recognized on goodwill	0	0	13,867
Net loss on disposal of assets held for sale	477	0	0
(Reversal of) provision for credit losses	(433)	6,450	133,597
Provision for input value-added tax	5,714	3,023	5,786
Loss on extinguishment of debt	0	28,817	19,952
Costs associated with debt modification	0	0	310
Share-based compensation	71,809	67,957	54,392
Net losses recognized on investment securities	0	0	165,440
Changes in operating assets and liabilities:
Accounts receivable	(396)	67,571	27,503
Inventories, prepaid expenses and other	4,187	16,134	(2,187)
Long-term prepayments, deposits and other	(16,405)	61,952	(29,606)
Accounts payable, accrued expenses and other	(121,288)	(178,853)	(470,570)
Other long-term liabilities	1,051	(3,152)	(1,075)
Net cash used in operating activities	(619,434)	(268,774)	(860,963)
Cash flows from investing activities:
Payments for capitalized construction costs	(479,883)	(532,660)	(227,672)
Loans to an affiliated company	(200,000)	0	0
Acquisition of property and equipment	(129,731)	(139,155)	(208,860)
Acquisition of intangible and other assets	(12,478)	(7,579)	(27,335)
Proceeds from sale of property and equipment	423	4,843	554
Proceeds from sale of assets held for sale	15,562	0	0
Placement of bank deposits with original maturities over three months	0	(298,666)	(150,000)
Withdrawals of bank deposits with original maturities over three months	0	298,666	150,000
Proceeds from sale of investment securities	0	0	410,001
Net cash used in investing activities	(806,107)	(674,551)	(53,312)
Cash flows from financing activities:
Repurchase of shares	(189,161)	(52,026)	(44,977)
Payments of deferred financing costs	(7,990)	(37,396)	(84,057)
Purchase of shares of a subsidiary	(3,310)	(8,518)	0
Dividends paid	(196)	0	(79,116)
Net proceeds from (payments for) issuance of shares of subsidiaries	134,103	(445)	218,441
Proceeds from long-term debt	1,849,839	1,416,012	2,707,165
Principal payments on long-term debt	0	(502,831)	(1,454,837)
Principal payments on finance lease liabilities	0	(152)	(73)
Proceeds from exercise of share options	0	7,101	1,061
Net cash provided by financing activities	1,783,285	821,745	1,263,607
Effect of exchange rate on cash, cash equivalents and restricted cash	(22,602)	19,359	(26,064)
Increase (decrease) in cash, cash equivalents and restricted cash, including those classified within assets held for sale	335,142	(102,221)	323,268
Cash, cash equivalents and restricted cash at beginning of year	1,653,315	1,755,770	1,432,502
Cash, cash equivalents and restricted cash at end of year, including those classified within assets held for sale	1,988,457	1,653,549	1,755,770
Less: cash and cash equivalents classified within assets held for sale	0	(234)	0
Cash, cash equivalents and restricted cash at end of year	1,988,457	1,653,315	1,755,770
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(350,737)	(310,319)	(251,438)
Cash paid for income taxes, net of refunds	(2,989)	(4,524)	(5,364)
Cash paid for amounts included in the measurement of lease liabilities — operating cash flows from operating leases	(15,393)	(23,398)	(22,362)
Change in operating lease liabilities arising from obtaining operating lease right-of-use assets and lease modification or other reassessment events	9,425	8,849	3,549
Change in right-of-use assets held under finance lease and finance lease liabilities arising from lease modification	106,407	0	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	32,042	29,251	34,241
Change in input value-added tax related to acquisition of property and equipment	0	8,276	0
Change in accrued expenses and other current liabilities and other long-term liabilities related to construction costs	107,158	145,284	66,960
Change in accrued expenses and other current liabilities related to acquisition of intangible assets	0	0	6,356
Deferred financing costs included in accrued expenses and other current liabilities	0	211	1,356
Change in accrued expenses and other current liabilities related to dividends declared to noncontrolling interests	290	0	8,243
Offering expenses capitalized for the issuance of shares of a subsidiary included in accrued expenses and other current liabilities	$ 0	$ 0	$ 445